                                                SEMIANNUAL REPORT, June 30, 1998
                                                           NAVELLIER SERIES FUND
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------
                                                                   July 31, 1998

Dear Shareholder:

    We are pleased to announce that the Navellier Series Fund, Aggressive Small Cap Equity Portfolio was merged into the Navellier Performance Funds on July 24, 1998. The investment strategy and objective remain the same, as well as the symbol for the fund (NASCX). You may not be familiar with some of the funds mentioned in the letter below, as they are part of the Navellier Performance Funds family.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

                                          Series Fund    Russell 2000      NASDAQ Composite
4/1/94                                     $10,000.00      $10,000.00            $10,000.00
Apr-94                                     $10,229.00      $10,059.00             $9,870.60
May-94                                      $9,750.00       $9,946.00             $9,888.76
Jun-94                                      $9,521.00       $9,608.00             $9,495.60
Jul-94                                      $9,719.00       $9,766.00             $9,713.50
Aug-94                                      $9,906.00      $10,310.00            $10,298.07
Sep-94                                     $10,427.00      $10,276.00            $10,280.18
Oct-94                                     $10,770.00      $10,236.00            $10,457.72
Nov-94                                     $10,957.00       $9,822.00            $10,092.27
Dec-94                                     $11,426.00      $10,086.00            $10,114.33
Jan-95                                     $10,614.00       $9,959.00            $10,157.91
Feb-95                                     $11,124.00      $10,374.00            $10,676.16
Mar-95                                     $11,655.00      $10,552.00            $10,991.98
Apr-95                                     $12,258.00      $10,786.00            $11,352.05
May-95                                     $12,341.00      $10,972.00            $11,629.14
Jun-95                                     $14,048.00      $11,541.00            $12,555.48
Jul-95                                     $16,306.00      $12,206.00            $13,466.90
Aug-95                                     $15,682.00      $12,459.00            $13,721.11
Sep-95                                     $16,514.00      $12,682.00            $14,036.26
Oct-95                                     $15,619.00      $12,115.00            $13,935.65
Nov-95                                     $16,348.00      $12,624.00            $14,246.90
Dec-95                                     $16,429.00      $12,957.00            $14,151.80
Jan-96                                     $15,481.00      $12,943.00            $14,254.83
Feb-96                                     $16,760.00      $13,346.00            $14,796.36
Mar-96                                     $18,007.00      $13,619.00            $14,814.51
Apr-96                                     $20,939.00      $14,347.00            $16,013.23
May-96                                     $22,816.00      $14,912.00            $16,724.90
Jun-96                                     $20,971.00      $14,300.00            $15,939.25
Jul-96                                     $17,656.00      $13,051.00            $14,534.61
Aug-96                                     $18,839.00      $13,810.00            $15,353.88
Sep-96                                     $20,321.00      $14,349.00            $16,502.84
Oct-96                                     $19,308.00      $14,128.00            $16,430.07
Nov-96                                     $19,287.00      $14,711.00            $17,386.41
Dec-96                                     $18,967.00      $15,096.00            $17,365.16
Jan-97                                     $18,935.00      $15,398.00            $18,559.84
Feb-97                                     $17,165.00      $15,025.00            $17,606.86
Mar-97                                     $16,014.00      $14,316.00            $16,432.62
Apr-97                                     $16,024.00      $14,356.00            $16,958.01
May-97                                     $18,114.00      $15,953.00            $18,835.17
Jun-97                                     $19,255.00      $16,637.00            $19,396.74
Jul-97                                     $20,428.00      $17,411.00            $21,437.73
Aug-97                                     $20,726.00      $17,809.00            $21,350.44
Sep-97                                     $22,027.00      $19,113.00            $22,673.58
Oct-97                                     $21,536.00      $18,274.00            $21,435.04
Nov-97                                     $21,579.00      $18,155.00            $21,528.39
Dec-97                                     $21,099.00      $18,473.00            $21,122.18
Jan-98                                     $20,097.00      $18,181.00            $21,781.40
Feb-98                                     $21,231.00      $19,524.00            $23,814.46
Mar-98                                     $21,798.00      $20,329.00            $24,691.04
Apr-98                                     $22,035.00      $20,441.00            $25,131.27
May-98                                     $21,389.00      $19,339.00            $23,926.90
Jun-98                                     $21,890.00      $19,380.00            $25,485.43

                            AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
                                                                     RUSSELL         NASDAQ
TOTAL RETURNS FOR PERIODS ENDING JUNE 30, 1998               FUND      2000        COMPOSITE
--------------------------------------------------------  -------  ------------   ------------
Six Months                                                  3.75%      4.93%           20.66%
Twelve Months                                              13.69%     16.50%           31.39%
Since Inception*                                          118.90%     93.78%          154.85%
Annualized Since Inception*                                20.25%     16.84%           24.63%

Value of a $10,000 investment over Life of Fund*          $21,890    $19,380          $25,485
*Inception April 1, 1994

The above charts and performance numbers assume reinvestment of all distributions. Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    The first half of 1998 was a turbulent period for the market. First quarter returns for virtually all sectors of the market were very strong. Then in the second quarter the markets began to sag and posted relatively disappointing returns in spite of a brief rally during the last part of June. The S&P 500 refused to take a breather from its long upward climb and posted a return of 17.63% for the first six months of 1998. The same can not be said about the broader market indices such as the Russell 2000, which was up a scant 4.93%. Mid cap stocks fared slightly better with the S&P Mid Cap Index returning 8.80%. Overall the international markets fared surprisingly well with the Morgan Stanley EAFE (Europe, Australia and Far East) returning 15.10%. Naturally, the big economic news during the period was the Asian currency problems and the unknown impact of these devaluations on our own markets.

    The first half of 1998 was very favorable to U.S. large cap investors. Two contributing factors to the superior performance of the S&P 500 were, stronger than expected earnings reports and the continued inflow of capital from domestic investors. These investors have tended to invest in well-recognized companies such as those in the S&P 500. The Navellier Large Cap Growth Portfolio, was a direct beneficiary of the S&P 500's popularity and delivered a very strong return of 19.61% for the first half of 1998. Growth strategies were clearly in favor during the period as evidenced by the Russell 1000 Growth Index return of 20.38% versus the Russell 1000 Value Index return of 12.16%. The Navellier Large Cap Value Portfolio posted a respectable return of 12.36%.

    The first half of 1998 has been highlighted by the continued under-performance of the small-cap sector. Despite superior fundamental valuations and stronger relative price to earnings (p/e) ratios, the small cap sector continues to be plagued by a serious lack of liquidity. Without the required liquidity and rising trading volume to drive these stocks higher, investors continue to turn towards large cap stocks and index funds with their investment dollars. The period was characterized by very narrow market leadership, which of course, consisted of primarily the mega-cap stocks. According to Ned Davis Research, there has not been a period (going back to 1980) where so few stocks (only 29%) have outperformed the S&P 500. Relative valuation levels have only been this low on two occasions over the past 20 years; 1987 and 1990. On both occasions, these sectors of the market rallied strongly. Earnings strength also favors small and mid cap stocks. These sectors of the market have exhibited stronger earnings growth than the large cap stocks for six consecutive quarters. This combination of historic low relative valuations and relative earnings strength has led to dramatic gains in the past, and this cycle should prove to be no different.

    The recent U.S. economic slowdown to 1.4% annual growth in the second quarter down from 5.5% annual growth in the first quarter caught many economists by surprise. However, the slowdown is not as bad as it may appear, since the first quarter's economic growth was unquestionably artificially distorted upward by the mild winter weather that bolstered housing and consumer spending patterns relative to the same period one year earlier. Furthermore, much of the slowdown in the second quarter is attributable to inventory reduction, which reduced second quarter growth by 2.3%. In other words, had inventories held steady, the U.S. economy would have had 3.7% annual growth in the second quarter. The consumer continues to carry the entire U.S. economy. Although consumer spending slowed down in June, it re-accelerated in July, which is a very good omen for economic growth in the third quarter. As long as retail sales and housing sales remain strong, the U.S. economy will continue to experience healthy economic growth.

    Outside of the U.S. things are not so bright. There is no doubt that many economies, such as in Canada, have slowed down due to the Asian crisis. The bottom line is that when Asia got sick, many other economies caught a cold. The manufacturing sector within the U.S. has also slowed precipitously, especially for those companies that export internationally. Over 40% of U.S. manufacturers that export recently reported that demand is declining, compared to less than 10% that reported declining export demand several months ago. Despite the slowdown in the U.S. manufacturing sector, the primary reason that the U.S. economy appears largely immune to the Asian crisis is that the U.S. consumer is too busy spending money to worry about the Asian crisis. In fact, now that the prices of many popular Asian imported goods are cheaper, U.S. consumers will likely continue spending. Overall, we expect that the consumer will continue to carry the U.S. economy and that predominately consumer-related stocks will prosper.

    With interest rates still remaining extremely favorable, and signs of inflation non-existent, the long-term market outlook remains positive. The short-term picture is not quite as clear. For the second half of the year, we should continue to see a volatile equity environment. With the effect of any future Asian currency devaluations on the U.S. economy unknown, the stocks of large multi-national companies will struggle to post any further gains. The fundamental picture still favors small and mid-cap stocks outperforming the general market. As the fourth quarter nears, many vacationers will return to the equity markets and inject the needed liquidity into the mid-cap and small-cap sectors, driving valuations back in line towards historic norms.

    Please call our new Navellier Marketline for the latest fund prices and weekly market commentary at (800) 730-9005 and look for our new website at www.navellier.com.

    Once again, thank you for allowing us to manage some of your assets. We are strongly committed to our shareholders and promise to make every effort to maintain our high performance standards. As always, please feel free to contact us if you have any questions or if we can help you in any way.

Sincerely,

       [SIGNATURE]                              [SIGNATURE]
LOUIS G. NAVELLIER                              ALAN ALPERS

THIS MATERIAL HAS BEEN PRECEDED BY A NAVELLIER SERIES FUND PROSPECTUS.

* THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX CONSISTING OF THE SMALLEST 2000 STOCKS IN THE RUSSELL 3000 INDEX. THE NASDAQ COMPOSITE IS AN UNMANAGED INDEX CONSISTING OF APPROXIMATELY 5,500 STOCKS AND IS CONSIDERED REPRESENTATIVE OF THE STOCK MARKET AS A WHOLE. THE S&P 500 IS AN UNMANAGED INDEX CONSISTING OF 500 LARGE CAP STOCKS AND IS ALSO CONSIDERED REPRESENTATIVE OF THE STOCK MARKET AS A WHOLE. THE RUSSELL 1000 GROWTH INDEX CONSISTS OF THE 1000 LARGEST GROWTH STOCKS AND THE RUSSELL 1000 VALUE INDEX CONSISTS OF THE 1000 LARGEST VALUE STOCKS. THE S&P MID CAP INDEX CONSISTS OF 400 MID CAP STOCKS. THESE INDEXES ARE CONSIDERED REPRESENTATIVE OF PERTINENT MARKET SECTORS IN GENERAL. NONE ARE INVESTMENT PRODUCTS AVAILABLE FOR SALE.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

------------------------------------------------------
                                          MARKET VALUE
    SHARES                                    (NOTE 1)
------------------------------------------------------
COMMON STOCKS -- 93.0%
AIRLINES -- 7.2%
    19,000  Alaska Air Group, Inc.*         $1,036,687
    34,000  Atlantic Coast Airlines*         1,020,000
    71,200  SkyWest, Inc.                    1,993,600
                                         -------------
                                             4,050,287
                                         -------------
APPAREL -- 5.4%
    40,000  Buckle, Inc.*                    1,180,000
    41,800  Oshkosh B Gosh, Inc.             1,860,100
                                         -------------
                                             3,040,100
                                         -------------
BANKS -- 2.8%
    80,500  Independent Bank Corp.           1,559,687
                                         -------------
BUILDING MATERIALS -- 4.4%
    35,000  Centex Construction
              Products, Inc.                 1,347,500
    16,000  Southdown, Inc.                  1,142,000
                                         -------------
                                             2,489,500
                                         -------------
CATALOG AND SPECIALTY
  DISTRIBUTION -- 1.6%
    28,900  Blair Corp.                        924,800
                                         -------------
COMMERCIAL SERVICES -- 7.9%
   100,000  Automobile Protection
              Corp.*                           993,750
    16,500  Duff & Phelps Credit Rating
              Co.                              919,875
    54,000  Labor Ready, Inc.*               1,630,125
    11,800  PDS Financial Corp.*               887,250
                                         -------------
                                             4,431,000
                                         -------------
COMPUTER AND VIDEO CHAINS -- 2.3%
    30,000  Trans World Entertainment
              Corp.*                         1,293,750
                                         -------------
CONSUMER SERVICES -- 2.1%
    38,500  Ambassadors International,
              Inc.*                          1,167,031
                                         -------------
CONTAINERS AND PACKAGING -- 1.3%
    33,500  BWAY Corp.*                        720,250
                                         -------------
DISCOUNT STORES -- 2.5%
    53,000  Ames Department Stores*          1,394,562
                                         -------------

------------------------------------------------------
                                          MARKET VALUE
    SHARES                                    (NOTE 1)
------------------------------------------------------

ELECTRONICS -- 3.4%
    72,200  EFTC Corp.*                      $ 938,600
    50,000  Optec Technology, Inc.*            956,250
                                         -------------
                                             1,894,850
                                         -------------
FLUID CONTROLS -- 1.1%
    29,340  ESSEF Corp.*                       603,304
                                         -------------
HOME FURNISHINGS -- 1.9%
    30,000  Department 56, Inc.*             1,065,000
                                         -------------
HOMEBUILDING -- 10.5%
    66,500  M I Schottenstein Homes,
              Inc.                           1,438,063
    90,000  MDC Holdings, Inc.               1,777,500
    40,000  NVR, Inc.*                       1,642,500
    37,800  Ryland Group, Inc.                 992,250
                                         -------------
                                             5,850,313
                                         -------------
INDUSTRIAL MACHINERY -- 5.5%
    32,800  Astec Industries, Inc.*          1,131,600
    40,000  Gencor Industries, Inc.            805,000
    40,000  Terex Corp.*                     1,140,000
                                         -------------
                                             3,076,600
                                         -------------
INDUSTRIAL SPECIALTIES -- 1.2%
    47,400  Chase Corp.                        645,825
                                         -------------
INSURANCE -- 8.6%
    32,000  Enhance Financial Services
              Group                          1,080,000
    25,000  Farm Family Holding, Inc.*         973,438
    30,000  Fidelity National
              Financial, Inc.                1,194,375
    75,000  Hooper Holmes, Inc.              1,575,000
                                         -------------
                                             4,822,813
                                         -------------
MANUFACTURING -- 2.2%
    14,200  Tredegar Industries, Inc.        1,205,225
                                         -------------
MEDICAL SPECIALTIES -- 0.3%
    10,000  Osteotech, Inc.*                   177,500
                                         -------------
METAL FABRICATIONS -- 2.3%
    32,900  Reliance Steel & Aluminum
              Co.                            1,270,762
                                         -------------

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONTINUED)

------------------------------------------------------
                                          MARKET VALUE
    SHARES                                    (NOTE 1)
------------------------------------------------------
COMMON STOCKS  (CONTINUED)
MILITARY/GOVERNMENT/TECHNICAL -- 2.1%
    99,100  Applied Signal Technology,
              Inc.*                         $1,176,813
                                         -------------
PRINTING AND FORMS -- 1.5%
    40,000  Mail-Well, Inc.*                   867,500
                                         -------------
RECREATIONAL PRODUCTS -- 2.4%
    30,000  National RV Holdings, Inc.*      1,353,750
                                         -------------
SAVINGS AND LOAN
  ASSOCIATIONS -- 10.2%
    12,500  Andover Bancorp, Inc.              428,125
    27,400  Calumet Bancorp, Inc.*             917,900
    44,550  CFSB Bancorp, Inc.               1,280,812
    46,500  Columbia Banking Systems,
              Inc.*                            924,188
    30,000  TR Financial Corp.               1,256,250
    16,000  Trans Financial, Inc.              918,000
                                         -------------
                                             5,725,275
                                         -------------
------------------------------------------------------
                                          MARKET VALUE
    SHARES                                    (NOTE 1)
------------------------------------------------------

TRUCKING -- 2.3%
    42,600  Landair Services, Inc.*      $   1,267,350
                                         -------------
TOTAL COMMON STOCK
 (COST, $44,541,329)                        52,073,847
                                         -------------
AGENCY OBLIGATIONS -- 7.0%
------------------------------------------------------
                                                 VALUE
 PRINCIPAL                                    (NOTE 1)
------------------------------------------------------
$3,902,000  Federal Home Loan Bank
              Discount Note, 5.40%,
              7/1/98 (Cost $3,901,415)   $   3,901,415
                                         -------------
TOTAL INVESTMENTS -- 100.0%
 (COST $48,442,744)                      $  55,975,262
                                         -------------
                                         -------------
--------------------------
* NON-INCOME PRODUCING

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS
  Securities at Value (Note 1) (Cost $48,442,744)........................................  $55,975,262
  Cash in Custodian Bank.................................................................        1,198
  Receivable for Shares Sold.............................................................    2,336,845
  Dividends Receivable...................................................................       22,757
  Other Receivables......................................................................        4,377
  Unamortized Organizational Costs (Note 1)..............................................        1,150
                                                                                           -----------
    Total Assets.........................................................................   58,341,589
                                                                                           -----------
LIABILITIES
  Payable for Securities Purchased.......................................................      205,120
  Payable for Shares Redeemed............................................................      282,910
  Investment Advisory Fee Payable (Note 2)...............................................       53,577
  Administrative Fee Payable (Note 2)....................................................       11,647
  Other Payables and Accrued Expenses....................................................       11,647
  Organizational Expenses Payable to Adviser (Note 1)....................................        1,150
                                                                                           -----------
    Total Liabilities....................................................................      566,051
                                                                                           -----------

NET ASSETS...............................................................................  $57,775,538
                                                                                           -----------
                                                                                           -----------
SHARES OUTSTANDING.......................................................................    3,480,409
                                                                                           -----------
                                                                                           -----------
NET ASSET VALUE PER SHARE................................................................       $16.60
                                                                                           -----------
                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
  Interest (Note 1).......................................................................  $  182,853
  Dividends (Note 1)......................................................................      97,051
                                                                                            ----------
    Total Investment Income...............................................................     279,904
                                                                                            ----------
EXPENSES
  Investment Advisory Fee (Note 2)........................................................     384,790
  Administrative Fee (Note 2).............................................................      78,910
  Transfer Agent and Custodian Fee (Note 3)...............................................      78,704
  Shareholder Reports and Notices.........................................................      43,978
  Registration Fees.......................................................................      21,987
  Insurance Expense.......................................................................      14,000
  Organizational Expense (Note 1).........................................................         767
  Other Expenses..........................................................................       5,425
                                                                                            ----------
    Total Expenses........................................................................     628,561
    Less Expenses Reimbursed by Investment Adviser (Note 2)...............................     (85,951)
                                                                                            ----------
      Net Expenses........................................................................     542,610
                                                                                            ----------
NET INVESTMENT LOSS.......................................................................    (262,706)
                                                                                            ----------
Net Realized Gain on Investment Transactions..............................................   3,015,283
Net Change in Unrealized Appreciation of Investments......................................    (405,458)
                                                                                            ----------
NET GAIN ON INVESTMENTS...................................................................   2,609,825
                                                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................................  $2,347,119
                                                                                            ----------
                                                                                            ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE SIX
                                                                               MONTHS ENDED
                                                                              JUNE 30, 1998   FOR THE YEAR ENDED
                                                                               (UNAUDITED)     DECEMBER 31, 1997
                                                                              --------------  -------------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss.......................................................   $   (262,706)    $    (1,378,702)
  Net Realized Gain on Investment Transactions..............................      3,015,283          25,247,521
  Net Change in Unrealized Appreciation of Investments......................       (405,458)        (28,940,108)
                                                                              --------------  -------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations.........      2,347,119          (5,071,289)
                                                                              --------------  -------------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain....................................................             --         (14,124,008)
                                                                              --------------  -------------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.........................................     35,705,351          60,192,194
  Reinvestment of Distributions.............................................             --          13,539,639
  Cost of Shares Redeemed...................................................    (53,156,173)       (171,691,808)
                                                                              --------------  -------------------
    Net Decrease in Net Assets Resulting from Share Transactions............    (17,450,822)        (97,959,975)
                                                                              --------------  -------------------
    TOTAL DECREASE IN NET ASSETS............................................    (15,103,703)       (117,155,272)
NET ASSETS -- Beginning of Period...........................................     72,879,241         190,034,513
                                                                              --------------  -------------------
NET ASSETS -- End of Period.................................................   $ 57,775,538     $    72,879,241
                                                                              --------------  -------------------
                                                                              --------------  -------------------

SHARES
  Sold......................................................................      2,196,502           4,277,974
  Issued in Reinvestment of Distributions...................................             --             846,228
  Redeemed..................................................................     (3,271,209)        (11,252,090)
                                                                              --------------  -------------------
    Net Decrease in Shares..................................................     (1,074,707)         (6,127,888)
                                                                              --------------  -------------------
                                                                              --------------  -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                 FOR THE SIX                                                     FOR THE
                                                MONTHS ENDED        FOR THE YEARS ENDED DECEMBER 31,          PERIOD ENDED
                                                JUNE 30, 1998    ---------------------------------------      DECEMBER 31,
                                                 (UNAUDITED)        1997          1996          1995              1994*
                                               ---------------   -----------   -----------   -----------   -------------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value -- Beginning of Period.......      $16.00             $17.79        $15.41        $10.98           $10.00
                                                   ------        -----------   -----------   -----------           ------
Income from Investment Operations:
  Net Investment Loss........................       (0.08)             (0.30)        (0.23)        (0.16)           (0.08)
  Net Realized and Unrealized
    Gain on Investments......................        0.68               2.30(C)        2.61         4.97             1.06
                                                   ------        -----------   -----------   -----------           ------
    Total from Investment Operations.........        0.60               2.00          2.38          4.81             0.98
                                                   ------        -----------   -----------   -----------           ------
Distributions to Shareholders:
  From Net Realized Gain.....................          --              (3.79)           --         (0.38)              --
                                                   ------        -----------   -----------   -----------           ------
Net Increase (Decrease) in Net Asset Value...        0.60              (1.79)         2.38          4.43             0.98
                                                   ------        -----------   -----------   -----------           ------
Net Asset Value -- End of Period.............      $16.60             $16.00        $17.79        $15.41           $10.98
                                                   ------        -----------   -----------   -----------           ------
                                                   ------        -----------   -----------   -----------           ------

TOTAL INVESTMENT RETURN(A)...................        3.75%             11.24%        15.44%        43.80%            9.80%

RATIOS TO AVERAGE NET ASSETS:
Expenses After Reimbursement (Note 2)........        1.72%(B)           2.33%         1.75%         1.75%            1.68%(B)
Expenses Before Reimbursement (Note 2).......        1.99%(B)           2.62%         1.86%         2.10%            4.52%(B)
Net Investment Loss..........................       (0.83)%(B)         (1.37)%       (1.33)%       (1.15)%          (0.81)%(B)

SUPPLEMENTARY DATA:
Portfolio Turnover Rate......................          55%               184%          137%          170%             140%
Net Assets at End
  of Period (000's omitted)..................     $57,776            $72,879      $190,035      $105,299          $18,224
Number of Shares Outstanding
  at End of Period (000's omitted)...........       3,480              4,555        10,683         6,831            1,660

-------------------------------------------
(A) Total returns do not include the maximum sales load. Total returns for periods of less than one year are not annualized.
(B) Annualized
(C) The per share amount does not coincide with the net realized and unrealized loss for the period because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

*FROM COMMENCEMENT OF OPERATIONS JANUARY 3, 1994

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)
1. Significant Accounting Policies

    Navellier Series Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a diversified, open-end investment company. Since December 8, 1997, shares of the Fund are sold without sales charge. The Fund consists of one portfolio, Navellier Aggressive Small Cap Equity Portfolio (the "Portfolio"). The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value in good faith by or at the direction of the Trustees.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

      (c) Dividends, if any, from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income and net capital gains to its shareholders. Therefore, no Federal income or excise tax provision is required.

      (e) Organizational expenses of the Fund totaling $143,294 are being deferred and amortized over 60 months beginning with the public offering of shares. Any redemption by an initial investor during the amortization period will be reduced by a prorata portion of any of the unamortized organization expenses. Such proration is calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At June 30, 1998, unamortized organization costs were $1,150.

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.15% of the daily net assets of the Portfolio. The Adviser receives an annual fee equal to 0.25% of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. At December 31, 1997, the Adviser voluntarily agreed not to seek future reimbursement of all unreimbursed past expense incurred on behalf of the Fund. During the period ended June 30, 1998, the Adviser paid operating expenses of the Portfolio totaling $164,861. Under the operating expense agreement, the Adviser requested, and the Portfolio reimbursed $78,910 of such expenses.

                                 NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
------------------------------------------------------------------

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB, ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Securities Transactions

    For the six months ended June 30, 1998, purchases of securities were $32,742,429 and sales of securities were $51,535,474. These totals exclude short-term securities.

5. Net Unrealized Appreciation/Depreciation of Investments

    As of June 30, 1998, net appreciation of investments for Federal income tax purposes was $7,532,518, of which $9,522,299 related to appreciated investments and $1,989,781 related to depreciated investments. At June 30, 1998, the cost of the Fund's securities for Federal income tax purposes was $48,442,744.

6. Net Assets

    At June 30, 1998, net assets consisted of the following:

Paid-in-Capital.........................................................................  $45,103,831
Undistributed Net Investment Loss.......................................................     (262,706)
Accumulated Net Realized Gain on Investment Transactions................................    5,401,895
Net Unrealized Appreciation of Investments..............................................    7,532,518
                                                                                          -----------
NET ASSETS..............................................................................  $57,775,538
                                                                                          -----------
                                                                                          -----------

7. Subsequent Event

    On June 26, 1998 a Special Meeting of Shareholders of the Navellier Aggressive Small Cap Equity Portfolio, a series of the Navellier Series Fund was held. At the meeting the shareholders voted and approved the Agreement and Plan of Reorganization ("the Plan"). Under the Plan, the Navellier Aggressive Small Cap Equity Portfolio has been merged into the Navellier Aggressive Small Cap Equity Portfolio ("the Acquiring Fund"), a separate portfolio of the Navellier Performance Funds.